ASSETS HELD FOR SALE AND INVENTORIES (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Line Items]
Lands and buildings	$ 250,543	$ 117,339
Vehicles	41,853	45,741
Machinery	20,527	16,252
Total inventory cost	312,923	179,332
Impairment	(22,318)	(14,816)
Total inventories, net	$ 290,605	$ 164,516